Losses per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per Share Reconciliation [Abstract]
Net loss attributable to DryShips Inc.	$ (198,686)	$ (2,847,061)	$ (47,512)
Less: Convertible Preferred stock dividends	(7,695)
Less: Non-vested common stock dividends declared and undistributed earnings		(570)	(697)
Basic LPS
Loss available to common stockholders	$ (206,381)	$ (2,847,631)	$ (48,209)
Weighted-average number of outstanding shares (denominator)	444,056	55,413	38,003
Amount per share	$ (464.76)	$ (51,389.22)	$ (1,268.56)
Diluted LPS
Loss available to common stockholders	$ (206,381)	$ (2,847,631)	$ (48,209)
Weighted-average number of outstanding shares (denominator)	444,056	55,413	38,003
Amount per share	$ (464.76)	$ (51,389.22)	$ (1,268.56)